Note 10 - Subsequent Event	9 Months Ended
Apr. 30, 2017
Notes
Note 10 - Subsequent Event	NOTE 10 – SUBSEQUENT EVENT Subsequent to April 30, 2017, the Company issued an additional 2,736,000 of Class B common stock in connection with the November 3, 2014 stock split.